LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.04%
INVESTMENT COMPANIES–86.04%
Equity Funds–21.82%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	332,086	$4,383,529
LVIP SSGA S&P 500 Index Fund	771,524	24,862,362
LVIP SSGA Small-Cap Index Fund	82,871	2,907,691
		32,153,582
Fixed Income Fund–50.16%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,322,289	73,911,186
		73,911,186
International Equity Fund–14.06%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,546,434	20,725,309
		20,725,309
Total Affiliated Investments (Cost $99,944,699)		126,790,077

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.01%
INVESTMENT COMPANIES–14.01%
Fixed Income Fund–10.04%
Schwab US TIPS ETF	555,750	$14,788,507
		14,788,507
International Equity Fund–3.95%
iShares Core MSCI Emerging Markets ETF	83,558	5,828,171
		5,828,171
Money Market Fund–0.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	33,643	33,643
		33,643
Total Unaffiliated Investments (Cost $17,892,956)		20,650,321

TOTAL INVESTMENTS–100.05% (Cost $117,837,655)	147,440,398
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(71,392)
NET ASSETS APPLICABLE TO 10,154,813 SHARES OUTSTANDING–100.00%	$147,369,006

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Conservative Index Allocation Fund–1

LVIP SSGA Conservative Index Allocation Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.04%@
Equity Funds-21.82%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,525,178	$75,869	$332,007	$13,809	$100,680	$4,383,529	332,086	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	26,122,441	986,812	1,128,892	499,590	(1,617,589)	24,862,362	771,524	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,005,897	50,580	177,133	33,656	(5,309)	2,907,691	82,871	—	—
Fixed Income Fund-50.16%@
✧✧LVIP SSGA Bond Index Fund	75,474,934	1,743,392	3,320,271	(363,965)	377,096	73,911,186	7,322,289	—	—
International Equity Fund-14.06%@
✧✧LVIP SSGA International Index Fund	21,544,599	354,056	1,401,565	344,412	(116,193)	20,725,309	1,546,434	—	—
Total	$130,673,049	$3,210,709	$6,359,868	$527,502	$(1,261,315)	$126,790,077		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP SSGA Conservative Index Allocation Fund–2